Note 1 - Organization and Summary of Significant Accounting Policies: Income Taxes (Policies)	3 Months Ended
Mar. 13, 2012
Policies
Income Taxes

Income Taxes

The Company accounts for income taxes under the provisions of ASC 740 (formerly SFAS No. 109, “Accounting for Income Taxes”).  ASC 740 requires recognition of deferred income tax assets and liabilities for the expected future income tax consequences, based on enacted tax laws, of temporary differences between the financial reporting and tax bases of assets and liabilities.